Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.96%
Apparel, Accessories & Luxury Goods–7.19%
Hermes International (France)	15,942	$35,275,914
Moncler S.p.A. (Italy)	80,686	5,832,233
		41,108,147
Application Software–5.94%
Nice Ltd., ADR (Israel)(b)	73,864	16,091,272
Salesforce, Inc.(b)	79,220	17,825,292
		33,916,564
Biotechnology–1.55%
BeiGene Ltd., ADR (China)(b)	41,418	8,872,564
Broadline Retail–9.74%
Alibaba Group Holding Ltd., ADR ()(b)	174,996	17,877,592
Amazon.com, Inc.(b)	266,037	35,563,826
JD.com, Inc., ADR (China)	52,946	2,187,199
		55,628,617
Financial Exchanges & Data–1.61%
S&P Global, Inc.	23,245	9,170,385
Health Care Equipment–7.92%
Edwards Lifesciences Corp.(b)	137,773	11,307,030
IDEXX Laboratories, Inc.(b)	31,384	17,409,646
Stryker Corp.	58,295	16,521,386
		45,238,062
Hotels, Resorts & Cruise Lines–5.16%
Airbnb, Inc., Class A(b)	72,409	11,019,926
Amadeus IT Group S.A. (Spain)	257,379	18,473,053
		29,492,979
Interactive Media & Services–22.65%
Alphabet, Inc., Class A(b)	267,904	35,556,219
Meta Platforms, Inc., Class A(b)	219,145	69,819,597
Tencent Holdings Ltd. (China)	523,700	24,036,712
		129,412,528
Life Sciences Tools & Services–11.06%
Biotage AB (Sweden)	181,093	2,221,296
Illumina, Inc.(b)	62,901	12,086,427
Lonza Group AG (Switzerland)	21,726	12,609,829
Tecan Group AG, Class R ()(b)	22,833	9,086,979
Thermo Fisher Scientific, Inc.	38,032	20,866,637
Wuxi Biologics Cayman, Inc. (China)(b)(c)	1,102,500	6,331,592
		63,202,760
Shares		Value
Passenger Ground Transportation–3.44%
Uber Technologies, Inc.(b)	397,776	$19,674,001
Pharmaceuticals–3.64%
Novo Nordisk A/S, Class B (Denmark)	129,080	20,819,509
Restaurants–0.63%
Meituan, B Shares (China)(b)(c)	189,620	3,607,532
Semiconductor Materials & Equipment–2.45%
ASML Holding N.V. (Netherlands)	19,551	13,996,368
Semiconductors–1.47%
Infineon Technologies AG (Germany)	56,798	2,497,672
Marvell Technology, Inc.	46,495	3,028,219
NXP Semiconductors N.V. (China)	13,010	2,900,970
		8,426,861
Systems Software–4.53%
Crowdstrike Holdings, Inc., Class A(b)	59,314	9,588,701
ServiceNow, Inc.(b)	27,913	16,273,279
		25,861,980
Transaction & Payment Processing Services–8.98%
Adyen N.V. (Netherlands)(b)(c)	8,569	15,917,053
Mastercard, Inc., Class A	61,828	24,377,544
Visa, Inc., Class A	46,301	11,007,137
		51,301,734
Total Common Stocks & Other Equity Interests (Cost $345,120,014)		559,730,591
Money Market Funds–2.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	4,051,841	4,051,841
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)	2,893,397	2,893,686
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)	4,630,676	4,630,676
Total Money Market Funds (Cost $11,576,230)		11,576,203
TOTAL INVESTMENTS IN SECURITIES–99.98% (Cost $356,696,244)		571,306,794
OTHER ASSETS LESS LIABILITIES—0.02%		97,918
NET ASSETS–100.00%		$571,404,712

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $25,856,177, which represented 4.53% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$24,843,938	$(20,792,097)	$-	$-	$4,051,841	$98,178
Invesco Liquid Assets Portfolio, Institutional Class	-	17,745,670	(14,851,529)	(27)	(428)	2,893,686	71,694
Invesco Treasury Portfolio, Institutional Class	-	28,393,073	(23,762,397)	-	-	4,630,676	111,896
Total	$-	$70,982,681	$(59,406,023)	$(27)	$(428)	$11,576,203	$281,768

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$389,024,849	$170,705,742	$—	$559,730,591
Money Market Funds	11,576,203	—	—	11,576,203
Total Investments	$400,601,052	$170,705,742	$—	$571,306,794
Invesco Global Focus Fund